Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

February 27, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)
CIK No. 0000880859

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Class R5, Class R6 and Investor Class shares as applicable, of Invesco Asia Pacific Growth Fund, Invesco European Growth Fund, Invesco Global Growth Fund, Invesco Global Opportunities Fund, Invesco Global Small & Mid Cap Growth Fund, Invesco International Core Equity Fund, Invesco International Growth Fund and Invesco Select Opportunties Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 60 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 60 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 26, 2014.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (404)-439-3428.

Very truly yours,

/s/ Brian Poole

Brian Poole

Counsel